INCOME TAX BENEFIT - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Current provision (benefit):
Federal	$ 0	$ 0	$ 12	$ 0
State	20	19	32	58
Foreign	0	4	2	170
Current provision (benefit), total	20	23	46	228
Deferred (income) expense:
Federal	(4,557)	38	(7,927)	7,597
State	(1,266)	52	906	1,777
Foreign	0	0	0	0
Deferred (income) expense, total	(5,823)	90	(7,021)	9,374
Income tax (benefit) expense	$ (5,803)	$ 113	$ (6,975)	$ 9,602